Investment of the Plan and the Public Service Enterprise Group Incorporated Employee Savings Plan (Savings Plan) in the Master Trust (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Investment Income of Master Trust, Net Appreciation in Fair Value	$ 314,736,461
Master Trust at Fair Value
EBP, Master Trust [Line Items]
Interest from Investment Contracts	14,960,000
Total Investment Income, Net	600,127,000
Master Trust at Fair Value | Mutual Funds, Collective Investment Trusts, Fixed Income And Preferred Securities [Member]
EBP, Master Trust [Line Items]
Investment Income of Master Trust, Net Appreciation in Fair Value	518,817,000
Master Trust at Fair Value | Fidelity Brokerage Link
EBP, Master Trust [Line Items]
Investment Income of Master Trust, Net Appreciation in Fair Value	29,630,000
Master Trust at Fair Value | Common Stock of Public Service Enterprise Group Incorporated
EBP, Master Trust [Line Items]
Investment Income of Master Trust, Net Appreciation in Fair Value	27,673,000
Investment Income of Master Trust, Dividends from Common Stock	$ 9,047,000